Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions
A detail of Piedmont’s interest rate derivatives outstanding as of December 31, 2012 is as follows:

Interest Rate Derivatives:	Notional Amount (in millions)	Effective Date	Maturity Date
Interest rate swap	$125	11/22/2011	11/22/2016
Interest rate swap	$75	11/22/2011	11/22/2016
Interest rate swap	$50	11/22/2011	11/22/2016
Interest rate swap	$50	11/22/2011	11/22/2016
Interest rate swap	$70	3/3/2014	3/3/2024
Total	$370

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)
All of Piedmont's interest rate swap agreements outstanding for the periods presented were designated as cash flow hedges of interest rate risk. As such, the effective portion of the changes in the fair value of these derivatives was recorded in other comprehensive income ("OCI") and subsequently reclassified into the accompanying consolidated statements of income for the years ended December 31, 2012, 2011, and 2010, respectively, as follows (in thousands):

Derivative in Cash Flow Hedging Relationships (Interest Rate Swaps and Caps)	2012	2011	2010
Amount of loss recognized in OCI on derivatives	$7,656	$3,064	$1,529
Amount of previously recorded loss reclassified from accumulated OCI into interest expense	$(3,033)	$(1,218)	$(4,704)